Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Common Shares		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Shares to be Issued	Total
Balance at Dec. 31, 2023		$ 1,991,451	[1]	$ 92,509,003	$ 23,248,653	$ (271,101)	$ 1,430,000	$ 118,908,006
Balance (in Shares) at Dec. 31, 2023	[1]	24,893,130
Issuance of common stock for cash			[1]				2,550,000	2,550,000
Conversion of bond to equity			[1]	1,538,592				1,538,592
Net loss			[1]		(28,371,679)			(28,371,679)
Foreign currency translation adjustment			[1]			73,561		73,561
Balance at Jun. 30, 2024		$ 1,991,451	[1]	94,047,595	(5,123,026)	(197,540)	$ 3,980,000	94,698,480
Balance (in Shares) at Jun. 30, 2024	[1]	24,893,130
Balance at Dec. 31, 2024		$ 2,014,949	[1]	92,709,334	(67,919,627)	(201,491)		$ 26,603,165
Balance (in Shares) at Dec. 31, 2024		25,186,864	[1]					25,186,864	[2]
Net loss			[1]		(46,428,612)			$ (46,428,612)
Foreign currency translation adjustment			[1]			3,131		3,131
Balance at Jun. 30, 2025		$ 2,014,949	[1]	$ 92,709,334	$ (114,348,239)	$ (198,360)		$ (19,822,316)
Balance (in Shares) at Jun. 30, 2025		25,186,864	[1]					25,186,864	[2]

[1]	After giving effect to the reverse stock split effected on December 18, 2024.
[2]	After giving effect to the reverse stock split effected on December 18, 2024.